Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital. Warrant A Gilead	Share capital.	Share premium account Warrant A Gilead	Share premium account	Translation differences	Other reserves	Accumulated losses	Warrant A Gilead	Total
Balance at beginning of period at Dec. 31, 2016		€ 223,928		€ 649,135	€ (1,090)	€ (1,000)	€ (112,272)		€ 758,701
Net income/loss (-)							(115,704)		(115,704)
Other comprehensive income / loss (-)					(664)	(260)			(924)
Total comprehensive income / loss (-)					(664)	(260)	(115,704)		(116,629)
Share-based compensation							16,536		16,536
Issue of new shares		23,331		340,593					363,924
Share issue costs		(15,837)							(15,837)
Exercise of warrants		1,992		3,296					5,288
Balance at end of period at Dec. 31, 2017		233,414		993,025	(1,754)	(1,260)	(211,441)		1,011,983
Restated total equity at January 1		233,414		993,025	(1,754)	(641)	(295,280)		928,766
Change in accounting policy (IFRS 15) at Dec. 31, 2017							(83,220)		(83,220)
Change in accounting policy (IFRS 9) at Dec. 31, 2017						619	(619)
Net income/loss (-)							(29,259)		(29,259)
Other comprehensive income / loss (-)					197	(94)			103
Total comprehensive income / loss (-)					197	(94)	(29,259)		(29,155)
Share-based compensation							26,757		26,757
Issue of new shares		16,021		280,167					296,188
Share issue costs		(15,964)							(15,964)
Exercise of warrants		3,069		4,588					7,657
Balance at end of period at Dec. 31, 2018		236,540		1,277,780	(1,557)	(735)	(297,779)		1,214,249
Restated total equity at January 1		236,540		1,277,780	(1,557)	(735)	(297,363)		1,214,665
Change in accounting policy (IFRS 16) at Dec. 31, 2018							416		416
Net income/loss (-)							149,845		149,845
Other comprehensive income / loss (-)					415	(4,107)			(3,692)
Total comprehensive income / loss (-)					415	(4,107)	149,845		146,154
Share-based compensation							38,297		38,297
Derecognition of financial liability from share subscription agreement and warrant A				135,702					135,702
Issue of new shares		36,945		923,142					960,087
Share issue costs		(4,447)							(4,447)
Exercise of warrants	€ 14,162	4,082	€ 353,873	13,085				€ 368,035	17,167
Balance at end of period at Dec. 31, 2019		€ 287,282		€ 2,703,583	€ (1,142)	€ (4,842)	€ (109,223)		€ 2,875,658